N-2 shares in Millions	Jun. 07, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV	$ 4.35
Highest Price or Bid, NAV	$ 4.45
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares] | shares	176.1